SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                               DWS Technology Fund

The following replaces the disclosure in the "Portfolio management" section of the fund's prospectuses:

The fund is managed by a team of investment professionals who collaborate to implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with the portfolio holdings.

The following people handle the day-to-day management of the fund:


Frederic L. Fayolle, CFA                   Clark Chang
Vice President of Deutsche Asset           Director of Deutsche Asset
Management and Lead Portfolio Manager      Management and Portfolio Manager of
of the fund.                               the fund.
 o Joined Deutsche Asset Management and     o Global Equity analyst for
   the Technology team in July 2000           Technology Fund: New York.
   after 10 years of experience with        o Joined Deutsche Asset Management
   Philips Electronics in the USA with        in 2007 after seven years of
   responsibility for Philips's CRT           experience as senior analyst for
   display industry research for North        technology sector for Firsthand
   America.                                   Capital Management, Nollenberger
                                              Capital Partners and Fulcrum
 o Joined the fund in 2009.                   Global Partners.
 o Equity portfolio manager covering        o Joined the fund in 2008.
   Information Technology and Internet:     o BS in Computer Science from
   Frankfurt.                                 University of California, Los
 o MS in engineering from University of       Angeles (UCLA); MBA with Finance
   Michigan; MS in engineering from           concentration from Anderson
   Ecole Centrale Paris; MBA with             School of Management, UCLA.
   Finance concentration from
   University of Michigan Business
   School.



July 31, 2009
DSSF2-3604


                                                          [DWS INVESTMENTS LOGO]
                                                           Deutsche Bank Group

Walter Holick
Director of Deutsche Asset Management and
Portfolio Manager of the fund.
 o Joined the Company in 1990 as fund
   manager for global equities:
   technology, telecommunication services
   and media.
 o Head of Technology Sector Team; senior fund manager: Frankfurt.
 o Joined the fund in 2009.
 o Master of Social Science in Money,
   Banking and Finance, University of
   Birmingham, UK; Diplom-Kaufmann
   (German Master's degree in business
   and economics), J.W.
   Goethe-Universitat, Frankfurt.

The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding the accounts managed.














               Please Retain This Supplement for Future Reference




July 31, 2009
DSSF2-3604


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